CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 299,367	$ 345,854
Restricted cash	27,735	31,582
Accounts receivable, net	1,397	1,712
Amounts due from affiliated companies	61,990	42,339
Inventories	9,763	9,904
Prepaid expenses and other current assets	14,188	27,650
Total current assets	414,440	459,041
PROPERTY AND EQUIPMENT, NET	2,107,457	2,175,858
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	57,087	45,766
RESTRICTED CASH	130	129
OPERATING LEASE RIGHT-OF-USE ASSETS	14,238	0
LAND USE RIGHT, NET	118,888	121,544
TOTAL ASSETS	2,712,240	2,802,338
CURRENT LIABILITIES
Accounts payable	3,337	6,421
Accrued expenses and other current liabilities	82,553	62,825
Income tax payable	33	33
Current portion of long-term debt, net	0	347,740
Amounts due to affiliated companies	14,248	21,953
Total current liabilities	100,171	438,972
LONG-TERM DEBT, NET	1,435,088	1,261,904
OTHER LONG-TERM LIABILITIES	3,149	4,017
DEFERRED TAX LIABILITIES	1,453	1,044
OPERATING LEASE LIABILITIES, NON-CURRENT	13,720	0
TOTAL LIABILITIES	1,553,581	1,705,937
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS' EQUITY AND PARTICIPATION INTEREST
Additional paid-in capital	1,655,602	1,655,602
Accumulated other comprehensive income (loss)	269	(14,063)
Accumulated losses	(764,534)	(798,098)
Total shareholders' equity	891,368	843,472
PARTICIPATION INTEREST	267,291	252,929
Total shareholders' equity and participation interest	1,158,659	1,096,401
TOTAL LIABILITIES, SHAREHOLDERS' EQUITY AND PARTICIPATION INTEREST	2,712,240	2,802,338
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY AND PARTICIPATION INTEREST
Ordinary shares, value	24	24
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY AND PARTICIPATION INTEREST
Ordinary shares, value	$ 7	$ 7